As filed with the Securities and Exchange Commission on July 6, 2015

1933 Act Registration No. 333-133691
1940 Act Registration No. 811-21897
_____________

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment [  ]
Post-Effective Amendment No. 19 [X]

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 22 [X]

(Check appropriate box or boxes)

THE ROXBURY FUNDS
(Exact Name of Registrant as Specified in Charter)

6001 Shady Oak Road, Suite 200
Minnetonka, MN 55343
(Address of Principal Executive Offices, including Zip Code)

(800) 497-2960
(Registrant's Telephone Number, including Area Code)

Jon R. Foust
Roxbury Capital Management, LLC
6001 Shady Oak Road, Suite 200
Minnetonka, MN 55343
(Name and Address of Agent for Service)

COPY TO:
Ellen Drought, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202-3590

It is proposed that this filing will become effective (check appropriate box):
[ ]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[X]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 19 to the Registration Statement of The Roxbury Funds (the "Registrant" or the "Trust") is being filed to register Investor Shares as a new share class to the Hood River Small-Cap Growth Fund and to file additional exhibits on behalf of the Fund.

PROSPECTUS

July 7, 2015

Hood River Small-Cap Growth Fund

Ticker:  HRSRX

Investor Shares

Telephone:  (800) 497-2960

www.RoxburyFunds.com

This prospectus contains important information about this mutual fund, including information on its investment policies, risks, and fees.  For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SUMMARY SECTION	1
INVESTMENT OBJECTIVE	1
FEES AND EXPENSES OF THE FUND	1
EXAMPLE	1
PORTFOLIO TURNOVER	2
PRINCIPAL INVESTMENT STRATEGIES	2
PRINCIPAL RISKS	3
PERFORMANCE INFORMATION	4
INVESTMENT ADVISER	5
PORTFOLIO MANAGERS	5
PURCHASE AND SALE OF FUND SHARES	5
TAX INFORMATION	5
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES	5
ADDITIONAL INFORMATION ABOUT THE FUND	6
INVESTMENT OBJECTIVE	6
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES	6
ADDITIONAL PRINCIPAL RISK INFORMATION	7
DISCLOSURE OF PORTFOLIO HOLDINGS	8
INVESTMENT ADVISER	9
ADVISORY FEES	9
PORTFOLIO MANAGERS OF THE FUND	9
SERVICE PROVIDERS	10
DISTRIBUTION AND SHAREHOLDER SERVICE (12B-1) FEES	11
RULE 12b-1 PLAN	11
SHAREHOLDER INFORMATION	11
PRICING OF SHARES	11
PURCHASE OF SHARES	12
REDEMPTION OF SHARES	13
EXCHANGE OF SHARES	15
DISTRIBUTIONS	16
TAXES	16
FINANCIAL HIGHLIGHTS	19
GLOSSARY	20

For information about key terms and concepts, please refer to the "Glossary."

This Prospectus applies to Investor Shares of the Hood River Small-Cap Growth Fund.  Institutional Shares of the Hood River Small-Cap Growth Fund are currently offered in a separate Prospectus.

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SUMMARY SECTION

INVESTMENT OBJECTIVE

The Hood River Small-Cap Growth Fund (the "Fund") seeks superior long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee (as a percentage of amounts redeemed within 60 days of purchase)	1.00%
Exchange fee (as a percentage of amounts exchanged within 60 days of purchase)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	0.48%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.74%
Fee Waivers/Expense Reimbursements[3]	0.39%
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements[3]	1.35%

[1]	Because Investor Shares are new, Other Expenses are estimated based on other expenses for Institutional Shares of the Fund for the fiscal year ended June 30, 2015.

[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[3]	Hood River Capital Management LLC ("Hood River"), the Fund's investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, "Excludable Expenses")) to 1.34% for Investor Shares of the Fund. To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements may be greater than 1.34% for Investor Shares of the Fund. The waivers and reimbursements will remain in effect through December 31, 2020 unless terminated sooner by mutual agreement of the Fund's Board of Trustees and Hood River.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through December 31, 2020).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Investor Shares	$137	$428	$762	$1,889

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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may generate a greater amount of taxable capital gains.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in the following equity (or equity-related) securities:

•	Common stocks of U.S. corporations that are judged by Hood River to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600® and Russell 2000® Growth Indices ("small-cap companies");

•	Options on, or securities convertible into, the common stock of small-cap companies (such as convertible preferred stock, convertible bonds, warrants, and debentures);

•	Options on indices of the common stock of small-cap companies; and

•	Contracts for either the future delivery, or payment in respect of the future market value, of certain indices of common stock of small-cap companies, and options upon such futures contracts.

As a non-fundamental policy, no more than 15% of the Fund's total assets may at any time be committed or exposed to derivative strategies, which includes options and futures contracts.  The value of such derivative instruments will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.  For purposes of the Fund's 80% policy discussed above, (1) options held by the Fund will be calculated based on the most recent sale price rather than the notational value of such options and (2) futures contracts will be calculated based on the most recent settlement price.  The Fund may invest in such instruments for a number of reasons, including for hedging purposes, risk management or other fund management purposes consistent with the Fund's objective.

The Fund may purchase securities of companies engaged in initial public offerings ("IPOs").

The Fund may from time to time invest in foreign securities including American Depositary Receipts ("ADRs"), and in convertible securities, including preferred stock, warrants and debentures.

In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $3 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability.  Hood River then performs fundamental and valuation analysis and additional research to select stocks for the Fund.

The Fund maintains a portfolio of approximately 60-120 stocks, which is constructed with the overall goal of mitigating risk.  However, the actual amount of the portfolio holdings may vary due to market conditions.

Hood River periodically engages in active trading of Fund securities.

Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.

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As of May 31, 2015, the range of market capitalizations represented by companies in the Russell 2000® Growth Index was between $29 million and $7.54 billion and, as of May 31, 2015, the range of market capitalizations represented by companies in the S&P SmallCap 600® Index was between $73.02 million and $5.51 billion.  Due to market price adjustments or other events after the time of purchase, it is possible that a company's market capitalization may drift above or below this range.  Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy.  The Fund may invest up to 20% of its assets in stocks of companies in other capitalization ranges.

PRINCIPAL RISKS

An investment in the Fund is subject to the principal risks summarized below, which are further described under "Additional Principal Risk Information."

•	It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

•	The Fund's share price will fluctuate in response to changes in market value of the Fund's underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

•	The Fund is subject to greater volatility than funds that invest in large-cap companies. Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap companies may also be more difficult to value than large-cap companies.

•	The Fund is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.

•	Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth prices tend to fluctuate more dramatically than the overall stock market.

•	Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

•	ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

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•	The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives. Future contracts and options may not always be successful hedges and using them could lower the Fund's total return. The potential loss from the use of futures can exceed the Fund's initial investment in such contracts.

•	An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund's investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain.

•	The Fund engages in active and frequent trading, resulting in high portfolio turnover. The higher the Fund's portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.

•	The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund's investment strategies.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund's average annual returns for one year, five years, ten years and since inception compared with those of the Russell 2000® Growth Index, which is a broad measure of market performance.  Because Investor Shares are new, the returns shown in the bar chart and performance table are for Institutional Shares of the Fund.  Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.  The performance of the Investor Shares typically would have been lower than that of the Institutional Shares because Investor Shares have higher expenses.  This performance information includes performance of the Fund's predecessor, the Roxbury Small-Cap Growth Fund (a series of WT Mutual Fund) (the "Predecessor Fund"), for periods prior to February 2, 2007.  From inception (January 2, 2003) to May 30, 2013, the Fund was managed by the Small-Cap Growth Investment Team of Roxbury Capital Management, LLC ("Roxbury"), the Fund's predecessor investment adviser.  In 2013, Roxbury's Small-Cap Growth Investment Team formed Hood River and Hood River became the Fund's sub-adviser effective May 30, 2013.  Effective January 20, 2015, Hood River replaced Roxbury as the primary investment adviser to the Fund.  The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available by calling (800) 497-2960.

Average Annual Total Returns for Institutional Shares for the Calendar Years as of December 31*

Best Quarter	Worst Quarter
22.35%	(25.90)%
June 30, 2009	December 31, 2008

*	The year-to-date return for Institutional Shares of the Fund is 8.05% as of June 30, 2015.

4

Average Annual Total Returns – Institutional Shares as of December 31, 2014	1 Year	5 Year	10 Year	Since Inception (1/2/03)
Return Before Taxes	8.56%	17.82%	8.88%	12.69%
Return After Taxes on Distributions	8.56%	17.82%	8.30%	12.04%
Return After Taxes on Distributions and Sales of Fund Shares	4.85%	14.50%	7.08%	10.53%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.60%	16.80%	8.54%	11.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

INVESTMENT ADVISER

Hood River Capital Management LLC

PORTFOLIO MANAGERS

Robert C. Marvin CFA, CPA Managing the Predecessor Fund from January 2003 to February 2007 and the Fund since February 2007	Brian P. Smoluch CFA Managing the Predecessor Fund from January 2003 to February 2007 and the Fund since February 2007

David G. Swank CFA Managing the Fund since April 2009

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment for Investor Shares of the Fund is $1,000.  Additional investments may be made in any amount.

A shareholder may sell (redeem) shares on any Business Day.  Shares may be redeemed in one of the following ways:

By Regular mail- Send a written request to: The Roxbury Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9814 Providence, RI 02940	By Wire: Call BNY Mellon at (800) 497-2960

TAX INFORMATION

The Fund's distributions are generally taxable to you as ordinary income, long-term capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or individual retirement account.  Distributions may be taxable upon withdrawal from a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

5

ADDITIONAL INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE

The Fund seeks superior long-term growth of capital.  The Fund's investment objective may not be changed without shareholder approval.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

Hood River's research process for the Fund begins by screening a universe of stocks with market capitalizations of less than $3 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability.  Hood River then performs fundamental analysis to identify companies with the following characteristics:  growing revenues; stable or expanding margins; low debt levels; solid cash flows; and high or potentially high returns on capital.  Hood River performs additional research of the most promising stocks to uncover those companies with solid management that have executed well over time, strengthening competitive positions, and positive business and market trends.  A valuation analysis is then performed to see whether the stock is attractively priced relative to its industry, historical range, and the overall market.  The policy of the Fund to invest at least 80% of its net assets in certain equity and equity-related securities may be changed upon sixty (60) days written notice to shareholders.

The Fund may invest in options, futures contracts and similar investments (known as derivatives) that may be used in hedging, risk management or other fund management purposes consistent with the Fund's objectives.

The frequency of fund transactions and the Fund's turnover rate will vary from year to year depending on the market.  A higher turnover rate increases transaction costs (i.e., brokerage commissions) and may create adverse tax consequences for the Fund's shareholders.  With frequent trading activity, a greater proportion of any distributions  paid out by the Fund will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains.  Such factors may have the effect of lowering the Fund's NAV and overall fund performance.

The Fund may invest in foreign securities, including ADRs.  ADRs are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange.  ADRs make it easier for U.S. citizens to invest in foreign companies due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions.  An American Depositary Share is the share issued under an American Depositary Receipt agreement which is actually traded.

The Fund may invest in the securities of other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder.  As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses.  Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) of the 1940 Act provided such ETF is granted an exemptive order by the SEC subject to certain terms and conditions imposed by such exemptive order.  It is possible that the Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.

At the time of purchase, individual stock holdings may represent up to 5% of the Fund's value.  However, due to market price fluctuations, individual stock holdings may exceed 5% of the Fund's value.  The Fund may overweight or underweight certain industries and sectors based on Hood River's opinion of the relative attractiveness of companies within those industries and sectors.  The Fund may not invest in more than 10% of the outstanding voting shares of a company.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by Hood River to be of comparable quality.  The result of this action may be that the Fund will be unable to achieve its investment objective.

6

The Fund also may use other strategies and engage in other investment practices, which are more fully described in the Statement of Additional Information ("SAI").

ADDITIONAL PRINCIPAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in the Fund.  Further information about investment risks is available in the Fund's SAI.

•	Market Risk: The risk that the market value of a security may go up or down in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Price changes may be temporary or last for extended periods.

•	Small Company Risk: Companies in which the Fund invests may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources, may be dependent on relatively small or inexperienced management groups, and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid, more volatile and more difficult to value than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Growth Investing Risk: The risk that an investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole. If Hood River's assessment of a company's prospects for earnings growth or how other investors will value the company's earnings growth is incorrect, the process of the stock may fail to reach the value that Hood River has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

•	Derivatives Risk: Some of the Fund's investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Derivative instruments may be highly volatile. Investing in derivatives involves special risks including liquidity, operational, counterparty, accounting and tax risks. The use of derivatives is a highly specialized investment activity. Derivatives may be illiquid and difficult to price. In addition, there is a risk that the Fund may be unable to terminate or sell a derivative position. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives. Futures contracts and options may not always be successful hedges and using them could lower the Fund's total return. Futures contracts and options are also subject to the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security.

•	Foreign Security Risk: Foreign investments involve risks relating to political, economic, regulatory, or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

•	Currency Risk: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency; therefore, changes in foreign currency exchange rates affect the net asset value of the Fund.

•	IPO Risk: The Fund may purchase securities of companies engaged in IPOs. The price of securities purchased in IPOs can be very volatile. The Fund's investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

7

•	ADR Risk: ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

•	Portfolio Turnover Risk: If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of the Fund's portfolio holdings is publicly available on a quarterly basis through filings with the SEC on Forms N-CSR and N-Q.  In addition, the Fund's top ten holdings are posted at www.RoxburyFunds.com forty-five days after each calendar quarter end.  Further description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is provided in the Fund's SAI.
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MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Hood River Capital Management LLC ("Hood River"), 1 SW Columbia Street, Suite 630, Portland, Oregon 97258, serves as the investment adviser to the Fund.  Hood River was established in January 2013 as a Delaware limited liability company and offers investment advisory services to mutual funds, institutional accounts and individual investors.  As of May 31, 2015, Hood River had assets under management of approximately $850 million.

ADVISORY FEES

The Fund pays Hood River a monthly advisory fee at the annual rate of 1.00% of the Fund's first $1 billion of average daily net assets; 0.95% of the next $1 billion of average daily net assets; and 0.90% of average daily net assets in excess of $2 billion.  Prior to January 20, 2015, Roxbury served as investment adviser to the Fund and Hood River served as sub-adviser to the Fund.  The Fund paid Roxbury a monthly advisory fee based on the same schedule currently payable to Hood River.  For the fiscal year ended June 30, 2014, Roxbury received, after waivers and reimbursements, an advisory fee of 0.76% of the average daily net assets of the Fund.

Hood River has contractually agreed to limit the total annual fund operating expenses of the Fund, excluding taxes and certain other expenses, to 1.34% for Investor Shares.  The waivers and reimbursements will remain in effect through December 31, 2020 unless sooner terminated by mutual agreement of the Fund's Board of Trustees and Hood River.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement for the Fund will be available in the Fund's Annual Report to shareholders dated June 30, 2015.

PORTFOLIO MANAGERS OF THE FUND

The business experience and educational background of the Fund's managers is provided below.  The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

The day-to-day management of the Fund is the responsibility of Hood River's Small-Cap Growth Investment Team, which includes the individuals listed below.  The Investment Team meets regularly to make investment decisions for the Fund.

Robert C. Marvin, CFA, CPA co-founded Hood River in January 2013 and has twenty-one years of investment management experience.  From July 2002 to June 2013, Mr. Marvin was with Roxbury where he was a Portfolio Manager on the Small-Cap Growth Investment Team.  From 1998 to July 2002, Mr. Marvin was with Columbia Management Group ("Columbia") where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities.  Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm.  Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant.  He has a B.S. from the University of California, Berkeley and an M.B.A. from UCLA.

Brian P. Smoluch, CFA co-founded Hood River in January 2013 and has fifteen years of investment management experience.  From July 2002 to June 2013, Mr. Smoluch was with Roxbury where he was a Portfolio Manager on the Small-Cap Growth Investment Team.  From 1998 to July 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager on the Small/Mid-Cap Investment Team, as well as an Equity Analyst focusing on small/mid-cap securities.  From July 1994 to June 1996, he was a Financial Analyst at Salomon Brothers Investment Banking in New York City.  He has a B.S. from the University of Virginia and an M.B.A. from Harvard University.

9

David G. Swank, CFA co-founded Hood River in January 2013 and has sixteen years of investment experience.  His responsibilities include portfolio management as well as equity analysis focusing exclusively on small-cap securities.  From April 2009 to June 2013, Mr. Swank was with Roxbury where he was a Portfolio Manager on the Small-Cap Growth Investment Team.  From 2008 to 2009, Mr. Swank was a Vice President and Healthcare Sector Head with GMT Capital Corporation, an investment management firm.  From 2000 to 2008, he was employed with Morgan Stanley Management/Frontpoint, Durus Capital and Perseus-Soros Management.  Mr. Swank has a B.S. with distinction from the University of Virginia and an M.B.A. from The Amos Tuck School at Dartmouth College.

SERVICE PROVIDERS

The chart below provides information on the primary service providers of the Fund.

ASSET MANAGEMENT
Investment Adviser Hood River Capital Management LLC 1 SW Columbia Street, Suite 630 Portland, OR 97258 Advises the Fund

FUND OPERATIONS	ASSET SAFEKEEPING
Administrator & Accounting Agent

BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Provides facilities, equipment and personnel to carry out administrative services related to the Fund and calculates the Fund's NAV and distributions.

Subadministrator

Roxbury Capital Management, LLC
6001 Shady Oak Road, Suite 200
Minnetonka, MN 55343

Provides compliance and administration services to the Fund.

Custodian/Securities Lending Agent

The Bank of New York Mellon
One Wall Street
New York, NY  10286

Holds the Fund's assets, settles all Fund trades, and collects most of the valuation data required for calculating the Fund's NAV per share.

SHAREHOLDER SERVICES	DISTRIBUTION
Transfer Agent

BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Handles shareholder services, including recordkeeping and statements, payment of distribution, and processing of buy and sell requests.
Distributor Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, ME 04101 Assists with the distribution of the Fund's shares.

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DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES

DISTRIBUTOR

Foreside Fund Services, LLC (the "Distributor") is the Fund's principal underwriter and serves as the Fund's distributor in connection with the offering of the Fund's shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.

RULE 12b-1 PLAN

The Fund has adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Rule 12b-1 Plan").  Under the Rule 12b-1 Plan, Investor Shares pay the Distributor and other authorized recipients a fee at an annual rate of 0.25% of their average daily net asset value.  The Distributor uses this fee primarily to finance activities that promote the sale of Investor Shares.  Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising.  Because 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES AND NETWORKING PROGRAMS

Hood River and/or its affiliates are permitted to make payments relating to sales, servicing, and sales support out of their profits or other sources available to them (and not an additional charge to the Fund).  These payments may include amounts that are sometimes referred to as "revenue sharing" payments.

DESCRIPTION OF CLASSES

The Fund offers two classes of shares - Investor Shares and Institutional Shares.  Currently, the Fund's Institutional Shares are offered in a separate prospectus.  The classes differ with respect to their minimum investments.  In addition, expenses of the classes differ.  Investor Shares impose a Rule 12b-1 fee that is assessed against the assets of the Fund attributable to that class.  Accordingly, the performance for Investor Shares would be lower than the performance for Institutional Shares.

The Distributor or the Fund may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker-dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Shares.  Financial institutions will receive 12b-1 fees from the Distributor based upon shares owned by their clients or customers.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund's shares is based on its net asset value ("NAV").  The Fund values its assets based on current market values when such values are available.  These prices normally are supplied by an independent pricing service.  Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time that BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Fund's administrator and accounting agent, determines the daily NAV per share.  To determine the value of those securities, BNY Mellon may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.

Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees.  When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

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BNY Mellon determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange ("Exchange") (normally 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a "Business Day").  The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund.  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase or redemption after the NAV calculation.  Shares will only be priced on Business Days.  In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV.  As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and are sold without any sales charges.  The minimum initial investment for Investor Shares of the Fund is $1,000.  Additional investments may be in any amount.  You may purchase shares as specified below.

Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers, or benefit plan administrators.  Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged.  Some financial intermediaries may appoint subagents.

The Fund reserves the right to change the criteria for eligible investors and investment minimum.

By Mail:  You may purchase shares by sending a check drawn on a U.S. bank payable to The Roxbury Funds, indicating the name of the Fund and the class of shares you wish to purchase, along with a completed application.  If a subsequent investment is being made, the check should also indicate your Fund account number.  When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days).  If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction.  Send the check and application to:

Regular mail:
The Roxbury Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9814
Providence, RI  02940

Overnight mail:
The Roxbury Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722

By Wire:  You may purchase shares by wiring federal funds readily available.  Please call BNY Mellon at (800) 497-2960 for instructions.

Additional Information Regarding Purchases:  Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading.  Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

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For information on other ways to purchase shares, including through an IRA, an Automatic Investment Plan, or a Payroll Investment Plan, please refer to the Fund's SAI.

REDEMPTION OF SHARES

You may sell (redeem) your shares on any Business Day.  Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request.  If held for more than 60 days, there is no fee when Fund shares are redeemed.  If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% on the redemption amount of the Fund may be charged (see "Redemption Fees" below).  It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis.  Redemption checks normally are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt.  Amounts redeemed by wire normally are wired on the next Business Day following receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or on the second Business Day following receipt of redemption instructions (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt.  If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions.  The Fund's name and your account number should accompany any redemption requests.

In-Kind Redemptions:  The Fund reserves the right to honor redemption requests by making payment in whole or in part with readily marketable securities chosen by the Fund and valued in the same way as they would be valued for purposes of calculating the net asset value of the Fund.  Redemptions in kind are taxable in the same manner as redemptions paid in cash for federal income tax purposes.

Redemption Fees:  A redemption fee of 1.00% of the total redemption amount (calculated at market value) of the Fund may be imposed if you sell your shares within 60 days (the "Holding Period") of your purchase of such shares.  This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Fund and the Mar Vista Strategic Growth Fund, the other series of the Trust.  This fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading.  For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first.  However, shares purchased through the reinvestment of net investment income or net capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period.  This fee will not apply in certain circumstances, including shares redeemed (a) via a systematic withdrawal plan approved by Hood River; (b) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by Hood River; (c) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals, and qualified domestic relations orders; (d) as part of a retirement plan termination or restructuring; (e) to effect a transfer from one retirement plan to another retirement plan in the same Fund; or (f) by the Fund to cover various fees.

Frequent Purchases and Redemptions:  The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund's performance, and increase expenses for all of the Fund's shareholders.  In particular, frequent trading can:  (i) force the Fund's portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders.  Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (some small-capitalization stocks, for example) or are traded primarily in markets outside of the U.S.  Frequent traders using arbitrage strategies can dilute the Fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Fund.

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The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares.  The Fund's policy is intended to discourage excessive trading in the Fund's shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading.  The Fund reserves the right to reject any purchase or exchange request order at any time and for any reason, without prior written notice.  The Fund may, in certain circumstances, reverse a transaction determined to be abusive.

The Fund will generally monitor trading activity within a 90 day period.  The Fund may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades, and the amount of the trades in making such determinations.  In applying these policies, the Fund considers the information available at the time and may consider trading activity in multiple accounts under common ownership, control, or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund.  Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application.  Roxbury will seek to make judgments and applications that are consistent with the interests of the Fund's shareholders.

The Fund's policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable.  Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Fund.  Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Fund is substantially limited in its ability to identify or deter excessive traders or other abusive traders.  The transfer agent for the Fund will use its best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity to the extent practicable.  Nonetheless, the Fund's ability to identify and deter frequent purchases and redemptions of the Fund's shares through omnibus accounts is limited.  The Fund's success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Fund.

By Mail:  If you redeem your shares by mail, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature Program ("MSP").  Signature guarantees that are not part of these programs will not be accepted.  You must indicate the Fund name, your account number and your name.  The written instructions and signature guarantee should be mailed to:

Regular mail:
The Roxbury Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9814
Providence, RI  02940

Overnight mail:
The Roxbury Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722

By Telephone:  If you prefer to redeem your shares by telephone you may elect to do so.  However, there are risks with this option.  The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine.  If such procedures are not followed, you will bear the risk of any losses.

Additional Information Regarding Redemptions:  Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the U.S. if the amount is $1,000 or more.  The receiving bank may charge a fee for this service.  For amounts exceeding $10,000, proceeds may be mailed to your bank.

14

In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions.  You may change the account that you have designated to receive amounts redeemed at any time.  Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee.  A signature and a signature guarantee are required for each person in whose name the account is registered.  Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary, or other institutional investor holds the Fund shares.

If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds available until they believe that the check has been collected (which could take up to 10 days).

Small Accounts:  If the value of your account falls below the investment minimum, the Fund may ask you to increase your balance.  If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account's market value.

For additional information on other ways to redeem shares, please refer to the Fund's SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your Investor Shares in the Fund for Institutional Shares of the Fund or Institutional Shares of the Mar Vista Strategic Growth Fund if you meet the minimum investment requirement for Institutional Shares.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request.  A purchase of shares through an exchange will be effected at the NAV determined at that time or as next determined thereafter.  An exchange from one fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and will result in the realization of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange.  Exchanges are not tax-free.  A conversion from one class to another class within the same Fund will not be a taxable transaction.  See "Taxes" for additional discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made.  An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $1,000 for Investor Shares.

Fees on Exchanges:  If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account.  If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% on the redemption amount necessary for the exchange of the Fund may be charged.  See "Redemption of Shares" for additional information regarding redemptions and this fee.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary.  Your financial intermediary may impose conditions on exchanges in addition to those disclosed in this prospectus.  The Fund may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification.  This exchange offer is valid only in those jurisdictions where the sale of the Fund's shares to be acquired through such exchange may be legally made.

Miscellaneous Purchase and Redemption Information Lost Accounts:  If the Transfer Agent cannot locate an investor for a period of time specified by appropriate state law, the investor's account may be deemed legally abandoned and then escheated (transferred) to the state's unclaimed property administrator in accordance with statutory requirements.

Customer Identification Program:  Federal regulations may require the Fund to obtain certain personal information from you, including your social security number or other government-issued identification when you open an account.  Additional information may be required in certain circumstances.  Applications without such information may not be accepted.  To the extent permitted by applicable law, the Fund reserves the right to (i) place limits on transactions in an investor's account until the investor's identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified.

15

DISTRIBUTIONS

Distributions from the net investment income, if any, of the Fund are declared and paid annually to you.  Any net capital gain realized by the Fund also will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased).  All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash.  Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The following is a summary of certain U.S. tax considerations that may be relevant to an investor in the Fund.  Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents and is based on current tax law, which may be subject to change in the future.  You should consult your tax adviser for further information regarding federal, state, local, and/or foreign tax consequences relevant to your specific situation.

Distributions:  The Fund intends to qualify as a regulated investment company for federal tax purposes and to distribute to shareholders all or substantially all of its investment company taxable income and net capital gain each year.  Except as otherwise noted below, you will generally be subject to federal income tax on the Fund's distributions to you, regardless of whether they are paid in cash or reinvested in Fund shares.  For federal income tax purposes, Fund distributions of investment company taxable income (which includes net short-term capital gains) are generally taxable to you as ordinary income.  Distributions attributable to net capital gain (the excess of net long-term capital gains over net short-term capital losses) of the Fund generally are taxable to you as long-term capital gains, regardless of  how long you have owned your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 20%.  U.S. individuals with modified adjusted gross income exceeding $200,000 ($250,000 for married couples filing joint federal income tax returns) are subject to the Medicare Contribution Tax on their net investment income, which includes interest, dividends and capital gains, at a rate of 3.8%.  Trusts and estates are also subject to the Medicare Contribution Tax.  You will be notified annually of the tax status of distributions to you.

Distributions of "qualified dividends" will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or "qualified" foreign corporations ("qualified dividends"), then all distributions of investment company taxable income paid by the Fund to non-corporate  shareholders will be taxed at long-term capital gains rates.  But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualified dividends, then distributions paid by the Fund to individual shareholders will be qualified dividends only to the extent they are derived from qualified dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund's ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualified dividend).  The amount of the Fund's distributions that qualify for this favorable treatment may be reduced as a result of the Fund's securities lending activities (if any), a high portfolio turnover rate, or investments in debt securities or "non-qualified" foreign corporations.

A portion of distributions paid by the Fund to shareholders who are corporations will also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Fund's securities lending activities (if any), by a high portfolio turnover rate, or by investments in debt securities or foreign corporations.

16

Distributions from the Fund will generally be taxable to you in the year in which they are paid, with one exception.  Distributions declared by the Fund in October, November, or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you buy shares of the Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment.  This is known as "buying into a dividend."

Sales and Exchanges:  The sale (also known as a redemption) or exchange of Fund shares is a taxable event on which a gain or loss may be recognized.  The amount of the gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition.  Generally, you will recognize a long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them.  Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any net capital gains distributions that you have received on the shares.  A loss realized on a sale or exchange of Fund shares may be disallowed under the so-called "wash sale" rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans:  The one major exception to the preceding tax principles is that distributions on, and sales and exchanges of shares held in an IRA or other tax-qualified plan will not be currently taxable unless debt was incurred to purchase the shares.

Backup Withholding:  The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable distributions  or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so that they are not subject to backup withholding or that they are "exempt recipients."  The withholding rate is currently 28%.

U.S. Tax Treatment of Foreign Shareholders:  Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States.  In the case of regulated investment companies such as the Fund, however, distributions attributable to the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss) are generally exempt from the 30% withholding tax if the Fund so elects.

Foreign shareholders will generally not be subject to the 30% U.S. withholding tax on gains realized on sale, exchange or redemption of shares in the Fund.  Beginning July 1, 2014, however, the Fund will be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, or a foreign individual investor is present in the United States for 183 days or more in a calendar year, then the foreign investor's income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes:  You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares.  State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest earned by the Fund on U.S. Government securities.  You should consult your tax adviser regarding the tax status of distributions in your state and locality.

17

Cost Basis Reporting:  The Fund (or its agent) must report to the IRS and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date.  The Fund has selected "first-in, first out" (FIFO) as the default cost basis method.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them.  If you wish to select another cost basis method, please contact the Fund for further information.

Your investment in the Fund could have additional tax consequences.  This short summary is not intended as a substitute for careful tax planning.  You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund.  More tax information relating to the Fund is also provided in the SAI.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the Institutional Shares of the Fund for the past five years.  Certain information reflects financial results for a single share of the Fund.  The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and other distributions.  Information for the years ended June 30, 2010, June 30, 2011, June 30, 2012, June 30, 2013 and June 30, 2014 has been audited by BBD, LLP whose report, along with the Fund's financial statements, is included in the Fund's Annual Report dated June 30, 2014, which is available, without charge, upon request.  The information for the six months ended December 31, 2014 has not been audited, but is included in the Fund's Semi-Annual Report dated December 31, 2014 which is available upon request.  Because Investor Shares have recently commenced operations, there are no financial highlights available for Investor Shares at this time.

HOOD RIVER SMALL-CAP GROWTH FUND Institutional Shares	For the Six Months Ended December 31, 2014 (Unaudited)		For the Year Ended June 30, 2014	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012	For the Year Ended June 30, 2011	For the Year Ended June 30, 2010

Net Asset Value – Beginning of Year	$29.09		$23.31	$17.72	$18.40	$13.24	$10.84
Investment Operations: Net investment loss[1]	(0.13)		(0.22)	(0.12)	(0.15)	(0.16)	(0.12)
Net realized and unrealized gain/(loss) on investments	1.98		6.00	5.71	(0.53)	5.32	2.52
Total from investment operations	1.85		5.78	5.59	(0.68)	5.16	2.40

Redemption Fees	---	[2]	--- [2]	--- [2]	--- [2]	--- [2]	--- [2]

Net Asset Value – End of Year	$30.94		$29.09	$23.31	$17.72	$18.40	$13.24

Total Return	6.36	%**	24.80%	31.55%	(3.70)%	38.97%	22.14%

Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including waivers/reimbursements	1.25	%*	1.25%	1.25%	1.25%	1.25%	1.25%
Excluding waivers/reimbursements	1.43	%*	1.48%	1.59%	1.57%	1.53%	1.45%
Net investment loss	(0.88	)%*	(0.82)%	(0.58)%	(0.88%)	(0.96)%	(0.92)%
Portfolio turnover rate	70	%**	115%	119%	138%	181%	194%
Net assets at the end of year (000 omitted)	$74,203		$83,966	$59,893	$57,643	$99,054	$94,207

*	Annualized
**	Not Annualized.
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.

19

GLOSSARY

Growth Funds

Growth funds invest in the common stock of growth-oriented companies.  Generally, growth-oriented companies have high relative rates of growth and tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends.  As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

Investment Adviser

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises, and administers the fund's investment program.  The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

Mutual Fund

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.  Each of the Funds is a separate mutual fund.

Mutual Fund Expenses

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration, and custody services.

Net Asset Value or "NAV"

NAV =	Assets-Liabilities
Outstanding Shares

Net Investment Income

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

20

The
 Roxbury Funds

Disciplined Investing.  Independent Thinking.™

FOR MORE INFORMATION

For investors wanting more information on the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain performance data and information on the Fund's holdings, operating results, and a discussion of the market conditions and investment strategies that significantly affected the Fund's performance for the most recently completed fiscal year or half-year.

Statement of Additional Information ("SAI")

The SAI provides additional technical and legal descriptions of the Fund's policies, investment restrictions, risks, and business structure, including a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio security holdings.  The information in the SAI is incorporated into this prospectus by reference.

Copies of these documents, and answers to questions about the Fund, may be obtained without charge by contacting:

The Roxbury Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722
(800) 497-2960
9:00 a.m. to 5:00 p.m. Eastern time

The Fund's SAI, Annual, and Semi-Annual Reports are also available, free of charge, at www.RoxburyFunds.com.

Information about the Fund, including the SAI, can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-1520.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  Reports and other information about the Fund may be viewed or downloaded from the EDGAR database on the SEC's internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT,
MAKING CHANGES TO EXISTING ACCOUNTS,
PURCHASING OR REDEEMING SHARES,
 OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 497-2960.

The investment company registration number is 811-21897.

July 2015

21

THE ROXBURY FUNDS

Hood River Small-Cap Growth Fund

Investor Shares (HRSRX)

6001 Shady Oak Road, Suite 200
Minnetonka, MN 55343

STATEMENT OF ADDITIONAL INFORMATION
July 7, 2015

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the current prospectus for Investor Shares of the Fund, dated July 7, 2015, as may be amended from time to time. A copy of the current prospectus and Annual and Semi-Annual Reports may be obtained, without charge, by writing to the Fund at 4400 Computer Drive, Westborough, MA 01581-1722 or by calling (800) 497-2960 or on the website of The Roxbury Funds at www.RoxburyFunds.com.

The audited financial statements of the Fund for the fiscal year ended June 30, 2014, included in the Annual Report to Shareholders dated June 30, 2014 are incorporated into this SAI by reference. The unaudited financial statements for the Fund for the six-month period ended December 31, 2014, included in the Semi-Annual Report to Shareholders dated December 31, 2014 are incorporated into this SAI by reference. No other parts of the Annual Report or Semi-Annual Report are incorporated herein by reference.

TABLE OF CONTENTS

GENERAL INFORMATION	1
FUND HISTORY	1
INVESTMENT POLICIES AND RISKS	1
DISCLOSURE OF FUND HOLDINGS	9
INVESTMENT LIMITATIONS	11
TRUSTEES AND OFFICERS	13
CODES OF ETHICS	17
PROXY VOTING	18
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	18
INVESTMENT ADVISORY AND OTHER SERVICES	19
ADMINISTRATION AND ACCOUNTING SERVICES	21
ADDITIONAL SERVICE PROVIDERS	21
DISTRIBUTION OF SHARES	22
PORTFOLIO MANAGERS	23
RULE 12b-1 PLAN	24
BROKERAGE ALLOCATION AND OTHER PRACTICES	26
DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES	28
PURCHASE, REDEMPTION AND PRICING OF SHARES	30
DISTRIBUTIONS	33
TAXATION OF THE FUND	33
PERFORMANCE INFORMATION	35
FINANCIAL STATEMENTS	35
APPENDIX A	A-1

i

GENERAL INFORMATION

The Roxbury Funds (the "Trust") was organized as a Delaware statutory trust on April 4, 2006. The Declaration of Trust permits the Board of Trustees to establish series of shares, each of which constitutes a series separate and distinct from the shares of the other series. This SAI provides general information about Investor Shares of the Hood River Small-Cap Growth Fund (the "Fund"). Institutional Shares of the Fund are offered in a separate prospectus and SAI. As of the date of this SAI, one other series, the Mar Vista Strategic Growth Fund, is offered in a separate prospectus and SAI. Each of the Fund and the Mar Vista Strategic Growth Fund is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

FUND HISTORY

The Fund began operations as an identically-named series of WT Mutual Fund, a separate Delaware statutory trust. In connection with a reorganization that was completed on February 2, 2007, the Fund received all of the assets and liabilities of the Roxbury Small-Cap Growth Fund (the "Predecessor Fund"), a series of WT Mutual Fund.

Institutional Shares of the Predecessor Fund commenced operations on January 2, 2003. The Fund has adopted the accounting and performance history of the Predecessor Fund, for periods prior to the completion of the reorganization mentioned above.

Prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure pursuant to which the Predecessor Fund invested in a corresponding "master series" of WT Investment Trust I (the "Master Trust"), which invested directly in investment securities. The investment objective, strategies, policies, and limitations of the master series were identical to the Fund.

From inception (January 2, 2003) to May 30, 2013, Roxbury Capital Management, LLC ("Roxbury") served as the Fund's primary investment adviser. In 2013, Roxbury's Small-Cap Growth Investment Team formed Hood River Capital Management LLC ("Hood River") and Hood River became the Fund's sub-adviser effective May 30, 2013. Effective January 20, 2015, Hood River replaced Roxbury as the primary investment adviser to the Fund.

INVESTMENT POLICIES AND RISKS

The following information supplements the information concerning the Fund's investment objective, policies and limitations found in the prospectus. The Fund seeks superior long-term growth of capital. The investment objective of the Fund may not be changed without shareholder approval.

The Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of companies that make up the S&P SmallCap 600® and Russell 2000® Growth Indices. The foregoing investment policy may be changed upon 60 days' written notice to shareholders. The Fund may include in its 80% calculation derivative instruments that are tied economically to small-capitalization stocks.

Cash Management. The Fund will, under normal market conditions, invest no more than 15% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow. Certain types of these instruments are described below.

Money Market Funds. The Fund may invest in the securities of money market funds, within the limits prescribed by the 1940 Act.

U.S. Government Obligations. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the U.S. (for example, securities of the Government National Mortgage Association or "Ginnie Mae" securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks ("FHLBs"). In the case of obligations not backed by the full faith and credit of the U.S., the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments.

The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about Freddie Mac's and Fannie Mae's ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the Federal Government. On September 7, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA").

Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator's appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury Department (the "Treasury") has entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which established the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae.

The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to: (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock; (ii) issue capital stock of any kind; (iii) terminate the conservatorship of the FHFA except in connection with a receivership; or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac's and Fannie Mae's respective portfolios of mortgages and mortgage-backed securities portfolios, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac's and Fannie Mae's operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by the Fund.

Commercial Paper. The Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by Hood River to be of comparable quality.

Bank Obligations. The Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the U.S., of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the U.S. Obligations of foreign branches of U.S. banks and U.S. branches of wholly-owned subsidiaries of foreign banks may be general obligations of the parent bank, or the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

•	Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

•	Certificates of Deposit. Certificates of deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•	Time Deposits. Time deposits are bank deposits for fixed periods of time.

Convertible Securities. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Fund may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Moody's or S&P, or if unrated, are determined by Hood River to be of comparable quality. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to the Fund's purchase of the security, Hood River will determine whether it is in the best interest of the Fund to retain the security.

Debt Securities. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

Depositary Receipts. American Depositary Receipts ("ADRs") as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

Foreign Securities. The Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities (see "Depositary Receipts" above). Foreign securities include equity or debt securities issued by issuers outside the U.S., and include securities in the form of ADRs and EDRs. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to: (i) generally less liquid and less efficient securities markets; (ii) generally greater price volatility; (iii) exchange rate fluctuations and exchange controls; (iv) the imposition of restrictions on the expatriation of funds or other assets; (v) less publicly available information about issuers; (vi) the imposition of taxes; (vii) higher transaction and custody costs; (viii) settlement delays and risk of loss; (ix) difficulties in enforcing contracts; (x) less liquidity and smaller market capitalizations; (xi) lesser regulation of securities markets; (xii) different accounting and disclosure standards; (xiii) governmental interference; (xiv) higher inflation; (xv) social, economic and political uncertainties; (xvi) the risk of expropriation of assets; and (xvii) the risk of war.

Futures and Options on Futures; Derivatives. The Fund may purchase futures and options on futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on Hood River's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

The Fund may also enter into other derivative investments such as swaps. Generally derivative securities are investments that derive their value on the value of an underlying asset, reference rate or index. All derivative investments are subject to a number risks such as liquidity, operational, counterparty, accounting and tax risks. The use of derivatives is a highly specialized investment activity.

Hedging Strategies. The Fund may engage in certain hedging strategies that involve options and futures. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, (the "Code") for maintaining their qualifications as regulated investment companies for federal income tax purposes. Under rules adopted by the U.S. Commodity Futures Trading Commission ("CFTC"), the adviser of an investment company is subject to registration with the CFTC as a "commodity pool operator" ("CPO") under the Commodity Exchange Act if the investment company is unable to comply with certain trading and marketing limitations. The Trust, on behalf of the Fund, has claimed an exclusion from the definition of CPO under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a CPO under that Act with respect to the Fund. The Trust, on behalf of the Fund, is required to affirm the Fund's CPO exclusion annually within 60 days of the start of the calendar year.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a "commodity pool" or a CPO. First, the aggregate initial margin and premiums required to establish an investment company's positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company's portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company's portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that Hood River was required to register as a CPO, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop. If CPO registration is required, Hood River may avail itself of the CFTC's rules for CPOs which seek to harmonize CFTC reporting, disclosure and recordkeeping obligations with overlapping SEC regulations.

Illiquid Securities. The Fund may invest no more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund's books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to Hood River, pursuant to guidelines approved by the Board. Hood River will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported by Hood River to the Board of Trustees.

Investment Company Securities and Exchange-Traded Funds. The Fund may invest in investment company securities, including exchange-traded funds ("ETFs"), to the extent permitted by the 1940 Act and the rules thereunder. Generally, the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company, or (c) more than 10% of the Fund's total assets would be invested in investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF is granted an exemptive order by the SEC subject to certain terms and conditions imposed by such exemptive order. It is possible that the Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.

Options on Securities and Securities Indices. The Fund may purchase call options on securities that Hood River intends to include in the Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Fund may purchase put options to hedge against a decline in the market value of securities held in the Fund or in an attempt to enhance return. The Fund may write (sell) put and covered call options on securities in which they are authorized to invest. The Fund may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the assets of the Fund that is invested in equity (or related) securities, the Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by Hood River. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund's investment limitations.

Restricted Securities. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. The Fund is subject to investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by Hood River pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, Hood River will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, Hood River intends to purchase securities that are exempt from registration under Rule 144A.

Securities Lending. The Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund's total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by Hood River to be of good standing and when, in the judgment of Hood River, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan. The Bank of New York Mellon serves as the Fund's securities lending agent.

Temporary Defensive Position. The Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.

Portfolio Turnover. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. High portfolio turnover may result in increased brokerage costs to the Fund and also adverse tax consequences to the Fund's shareholders.

DISCLOSURE OF FUND HOLDINGS

The Fund has policies and procedures in place regarding the disclosure of Fund portfolio holdings designed to allow disclosure of Fund holdings information where it is deemed appropriate for the Fund's operations or it is determined to be useful to the Fund's shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of the Fund's holdings, the Fund will not provide or permit others to provide information about the Fund's holdings on a selective basis.

The Fund provides Fund holdings information as required in regulatory filings and shareholder reports, discloses Fund holdings information as required by federal or state securities laws, and may disclose Fund holdings information in response to requests by governmental authorities. Regulatory filings with Fund holdings information are made approximately 60 days after the end of each fiscal quarter.

The Fund may, but is not required to, post the Fund's schedule of investments on a website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to its schedule of investments, the Fund may post information on a website about the number of securities the Fund holds, a summary schedule of investments, the Fund's top ten holdings, and a percentage breakdown of the Fund's investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website, provided, however, that a top ten holdings list may be as of a date 7 days prior to its posting on the website. The day after any Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.

The Fund may distribute or authorize the distribution of information about the Fund's holdings that is not publicly available (on a website or otherwise) to the Fund's or Hood River's employees and affiliates that provide services to the Fund. The Fund may also distribute or authorize the distribution of information about the Fund's holdings that is not publicly available (on a website or otherwise) to the Fund's service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of Fund assets and minimal impact on remaining shareholders of an affected Fund.

In order to mitigate conflicts between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser or principal underwriter, or any affiliated person of the Fund, their investment adviser or its principal underwriter, on the other, the Trust's Chief Compliance Officer and the President of the Trust must approve a non-public disclosure of Fund holdings, other than the ongoing arrangements described below, which have been approved by the Trust's Board. The Trust's Chief Compliance Officer must report all arrangements to disclose Fund holdings information to the Trust's Board of Trustees on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders. Before any non-public disclosure of information about the Fund's holdings, the Chief Compliance Officer will require the recipient of such non-public Fund holdings information to agree, or provide proof of an existing duty, to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the Fund's holdings information only in a manner consistent with the Trust's policies and procedures and any applicable confidentiality agreement.

Under no circumstances may the Trust or an investment adviser or their affiliates receive any consideration or compensation for disclosing Fund holdings information.

Each of the following third parties have been approved to receive Fund holdings information: (i) BNY Mellon Investment Servicing (US) Inc., ("BNY Mellon"), the Trust's administrator and accounting agent; (ii) BBD, LLP, the Trust's independent public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing Trust reports or regulatory filings; (iv) The Bank of New York Mellon, the Trust's custodian and securities lending agent in connection with its custody of the Trust's assets and securities lending services; (v) Godfrey & Kahn, S.C., Trust counsel; (vi) if applicable, a proxy voting service; and (vii) the following data aggregators and ranking and ratings services: Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poor's. Information may be provided to these parties at any time on conditions of confidentiality. "Conditions of Confidentiality" include confidentiality items included in written agreements, implied by the nature of the relationship or required by fiduciary or regulatory principles. From time to time, portfolio holding information may be provided to broker-dealers solely in connection with the Trust seeking portfolio securities trading suggestions. The Trust's investment adviser and other service providers will establish procedures to ensure that the Trust's Fund holdings information is only disclosed in accordance with these policies. Except for the foregoing, the Trust has no ongoing arrangements to provide portfolio holdings information.

INVESTMENT LIMITATIONS

The Fund has adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or redemptions of shares will not be considered a violation of the limitation.

As a matter of fundamental policy, the Fund will not:

1.	purchase the securities of any one issuer, if as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that: (1) the Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2.	purchase securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3.	borrow money, provided that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investments), and then in an aggregate amount not in excess of 10% of the Fund's total assets;

4.	make loans to other persons, except by: (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5.	underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7.	purchase or sell physical commodities, provided that the Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.	issue senior securities, except to the extent permitted by the 1940 Act.

The following non-fundamental investment policies apply to the Fund and may be changed by the Board of Trustees without shareholder approval. The Fund will not:

1.	make short sales of securities except short sales against the box;

2.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; provided that the Fund may make initial and variation deposits in connection with permitted transactions in options or future; or

3.	purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the oversight of the Board of Trustees (the "Board"), subject to the laws of the State of Delaware and the Trust's Agreement and Declaration of Trust. The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust's service providers. Each Trustee is a person who is not an "interested person" of the Trust within the meaning of the 1940 Act (also known as an "Independent Trustee"). The Officers of the Trust conduct and supervise the Trust's daily business operations.

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[3]
INDEPENDENT TRUSTEES
Steven N. Marshman Age: 54	Trustee and Chairman	Trustee Since December 2014; Chairman Since May 2015	Owner of Focused Investing LLC since 2013; Retired, January 2010-2013; Portfolio Manager at Roxbury from 2002-2009.	2	None
Gaylord B. Lyman Age: 52	Trustee	Since April 2015	Managing Director of Kohala Capital Partners, LLC, since 2011; Vice President, Becker Capital Management, Inc. from 1997-2011.	2	None

[1]	The address of each Trustee as it relates to the Trust's business is c/o The Roxbury Funds, Roxbury Capital Management, LLC, 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343.
[2]	Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.
[3]	Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act.

As of June 1, 2015, neither of the Independent Trustees nor any of their immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of any investment adviser to the Trust or the Trust's distributor, or any of their respective affiliates, nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

OFFICERS
Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
Jon R. Foust Roxbury Capital Management, LLC 6001 Shady Oak Road Suite 200 Minnetonka, MN 55343 Age: 49	President	President since November 2014	President and Director of Marketing & Client Service of Roxbury since 2012; Director of Marketing & Client Service of Roxbury from 2000-2012.
Brooke Clements Roxbury Capital Management, LLC 6001 Shady Oak Road Suite 200 Minnetonka, MN 55343 Age: 38	Treasurer	Treasurer since August 2012	Senior Financial Manager of Roxbury since August 2013; Financial Accounting Manager of Roxbury from 2009-2013; Staff Accountant of Roxbury from 2005-2009.
Becky Krulik Roxbury Capital Management, LLC 6001 Shady Oak Road Suite 200 Minnetonka, MN 55343 Age: 31	Secretary, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Secretary since September 2014; Chief Compliance Officer and Anti-Money Laundering Compliance Officer since December 2014
Compliance Analyst of Roxbury since 2012; Assistant Secretary of the Trust from February 2013-September 2014; Supervising Principal of Thrivent Financial from 2011-2012; Business Analyst of Thrivent Financial 2010-2011; Brokerage Service Professional of Thrivent Financial 2007-2010

[1]	Each Officer shall serve until his or her resignation is accepted by the Trustees, and his or her successor is chosen, elected and qualified, or until he or she sooner dies or is removed. Any Officer may be removed by the affirmative vote of a majority of the Trustees at any time, with or without cause.

Leadership Structure and Responsibilities of the Board and the Committee. The Board is currently composed of two Independent Trustees. The Board has selected Steven N. Marshman, an Independent Trustee, to act as Chairman. Mr. Marshman's duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Marshman will consult with the other Independent Trustee and the Trust's Officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular quarterly meetings and may hold special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust's independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities. The Board of Trustees held four meetings during the fiscal year ended June 30, 2014.

The Board has established one standing committee - the Audit Committee. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board's oversight responsibilities, from time to time. The Audit Committee meets twice annually to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committee, see the section "Audit Committee," below.

The Board has determined that the Trust's leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Audit Committee. The Audit Committee is comprised of both of the Trustees. Mr. Lyman serves as the chairman of the Audit Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. Mr. Lyman serves as the Audit Committee's "audit committee financial expert." The Audit Committee held two meetings during the fiscal year ended June 30, 2014.

Trustee Experience, Qualifications, Attributes and/or Skills. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees' conclusion that each individual identified below is qualified to serve as a Trustee of the Trust. In determining that a particular Trustee was qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which was controlling. The Board believes that the Trustees' ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with Hood River, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, the ability to communicate effectively and the ability to exercise judgment, ask incisive questions, manage people and develop solutions to problems.

Mr. Marshman has been a trustee since December 2014. Mr. Marshman has over 15 years of experience in the investment management industry and has served as a portfolio manager for two different registered investment advisers. Mr. Marshman is currently the owner of Focused Investing LLC, a firm which provides strategic guidance to registered investment advisers. Mr. Marshman served as a portfolio manager of Roxbury from 2002 until 2009. Prior to that he served as a portfolio manager of Columbia Funds from 1995 to 2002. Mr. Marshman has an MBA and holds the Chartered Financial Analyst designation.

Mr. Lyman has been a trustee since April 2015. Mr. Lyman has over 15 years of experience in the investment management industry. He has been the Managing Director and portfolio manager of Kohala Capital Partners, an investment adviser, since 2011. Prior to that, he served as a vice president and portfolio manager of Becker Capital Management, Inc., an investment adviser. Mr. Lyman has an MBA and holds the Chartered Financial Analyst designation.

Risk Oversight. The Board of Trustees performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and the Board committee and (2) indirect oversight through Hood River and other service providers, Trust Officers and the Trust's Chief Compliance Officer. The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk and reputational risk. Day-to-day risk management with respect to the Fund is the responsibility of Hood River or other service providers (depending on the nature of the risk) that carry out the Trust's investment management and business affairs. Each of Hood River and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust's and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from Hood River and other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Fund's portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust's Chief Compliance Officer to discuss compliance reports, findings and issues. The Board also relies on Hood River and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust's business and reputation.

Board oversight of risk management is also provided by the Board's Audit Committee. The Audit Committee meets with the Trust's independent registered public accounting firm to ensure that the Trust's audit scope includes risk-based considerations as to the Trust's financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board's oversight role does not make the Board a guarantor of the Trust's investments or activities.

Security and Other Interests. The following table shows the dollar range of equity securities owned beneficially by each Trustee in the Fund and any registered investment company overseen by the Trustees within the same family of investment companies for the calendar year ended December 31, 2014 stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities Owned in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steven Marshman	$0	$0
Gaylord Lyman	$0	$0

Compensation. Effective July 1, 2015, each Independent Trustee receives from the Trust an annual retainer in the amount of $6,000; $2,000 for each Board and Audit Committee meeting attended in person; $2,000 for each special Board and Audit Committee meeting attended by telephone; and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings. The Chairman of the Board and the Audit Committee Chair each receive an additional $1,000 annual retainer. The following table shows the compensation that the Trust paid to the Independent Trustees and Chief Compliance Officer during the Trust's fiscal year ended June 30, 2014:

Independent Trustee	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Paid to1:
Kenneth Gudorf[2]	$18,000	N/A	N/A	$18,000
John Otterlei[2]	$17,000	N/A	N/A	$17,000
Chief Compliance Officer
Brian C. Beh[3]	$8,000	$0	$0	$8,000

[1]	Prior to July 1, 2015, each Independent Trustee received from the Trust an annual retainer in the amount of $5,000; $2,000 for each Board and Audit Committee meeting attended in person; $2,000 for each special Board and Audit Committee meeting attended by telephone. The Chairman of the Board received an additional $1,000 annual retainer.
[2]	Mr. Gudorf and Mr. Otterlei resigned as Trustees, effective December 10, 2014.
[3]	Mr. Beh resigned as Chief Compliance Officer of the Trust on November 30, 2014.

CODES OF ETHICS

In accordance with Rule 17j-1 under the 1940 Act, the Trust and the Fund's investment adviser, Hood River, have each adopted a Code of Ethics. Each Code of Ethics is intended to prohibit or restrict transactions that may be deemed to create a conflict of interest between Roxbury and the Trust. Each Code of Ethics identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Code of Ethics may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.

Under the Code of Ethics adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the Code of Ethics adopted by Hood River, personal trading is subject to pre-clearance and other conditions set forth in its Code of Ethics.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding the Code of Ethics relative to the Trust, including information about any material violations of the Code of Ethics. The Code of Ethics is publicly available as exhibits to the Trust's registration statement filed with the SEC.

PROXY VOTING

The Board of Trustees has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to Hood River, subject to the Board's continuing oversight. In exercising its voting obligations, Hood River is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund. Hood River will consider the factors that could affect the value of the Fund's investment in its determination on a vote.

Hood River has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings.

Hood River's proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for the Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.

Finally, Hood River's proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, Hood River will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. Hood River's proxy voting policies and procedures are attached to this SAI as Appendix A.

The Fund's proxy voting record for the twelve-month period ending June 30 of each year is available by August 31 of the same year (i) without charge, upon request, by calling (800) 497-2960 and (ii) on the SEC's website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of July 1, 2015, the Trustees and Officers of the Trust, as a group, owned less than 1% of the shares of each of the Fund.

As of July 1, 2015, the name, address and percentage ownership of each shareholder that owned of record or is known by the Trust to own beneficially 5% or more of the outstanding shares of the Fund as follows:

SMALL-CAP GROWTH FUND – Institutional Shares

Name	Number of Shares Held of Record or Beneficially	Percentage Owned
National Financial Services Corp. 499 Washington Blvd. Jersey City, NJ 07310-2010	1,319,547.297	45.33%
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	1,192,902.452	40.98%
Reliance Trust Company FBO P.O. Box 48529 Atlanta, GA 30362	164,234.038	5.64%

Under the 1940 Act, a person who beneficially owns more than 25% of the voting securities of the Fund is presumed to control the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Trust or the Fund. The Trust believes that each of the above entities, the holder of record of the shares listed, is not the beneficial owner of such shares.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser. Hood River Capital Management LLC, located at 1 South West Columbia Street, Suite 630, Portland, Oregon 97258, serves as the investment adviser to the Fund. Hood River was established in January 2013 as a Delaware limited liability company and offers investment advisory services to mutual funds, institutional accounts and individual investors. Brian Smoluch, David Swank and Robert Marvin, portfolio managers of the Fund, are control persons of Hood River by virtue of their equity ownership of Hood River. Prior to January 20, 2015, Roxbury served as the Fund's investment adviser and Hood River served as the Fund's sub-adviser.

Under the investment advisory agreement, Hood River manages the assets of the Fund. The investment advisory agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose, or by a majority of the outstanding voting securities of the Funds. The investment advisory agreement may be terminated by the Trust, by vote of the Board of Trustees or shareholders of the Fund, or Hood River on 60 days' written notice without penalty. The investment advisory agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Pursuant to the investment advisory agreement, Hood River is entitled to receive the following annual investment advisory fees, paid monthly, as a percentage of average daily net assets:

Fund	Annual Fee As a Percentage of Average Daily Net Assets ("assets")
Small-Cap Growth Fund	1.00% of the first $1 billion in assets; 0.95% of the next $1 billion in assets; and 0.90% of assets over $2 billion

Roxbury, as the prior investment adviser to the Fund, was entitled to the following fees, before waivers and expense reimbursements, from the Fund for the past three fiscal years:

12 Months Ended June 30, 2014	12 Months Ended June 30, 2013	12 Months Ended June 30, 2012
$694,154	$587,270	$750,951

During the fiscal years ended June 30, 2014, 2013 and 2012, Roxbury waived and reimbursed $160,720, $200,286, and $240,451 in advisory fees, respectively, under an expense limitation agreement between Roxbury and the Trust.

For the year ended June 30, 2014, Hood River received $574,858 in sub-advisory fees with respect to services provided as the sub-adviser to the Fund.

Pursuant to an agreement, Hood River has agreed to waive a portion of its advisory fee or reimburse expenses to the extent the Fund's total operating expenses for Investor Shares exceeds 1.34%. Unless the Board of Trustees and Hood River mutually agree to its earlier termination, the agreement will remain in place until December 31, 2020.

Advisory Services. Under the terms of the Investment Advisory Agreement, Hood River agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund's investment objective, policies and limitations set forth in the prospectus and this SAI; (b) purchase and sell for the Fund securities and other investments consistent with the Fund's objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Fund and Hood River performing services relating to research, statistical and investment activities on behalf of the Fund; (e) make available and provide such information as the Fund and/or their administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and Officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, Hood River agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with the Fund. The Trust and/or Hood River may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which Hood River delegates any or all of its duties as listed.

The investment advisory agreement provides that Hood River shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any Officers of the Trust who are affiliated with Roxbury are paid by Roxbury and the salaries of all personnel of Hood River performing services for the Fund relating to research, statistical and investment activities are paid by Hood River, provided, however, that a portion of the salary of the Trust's Chief Compliance Officer is paid by the Fund.

ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to an Administration and Accounting Services Agreement dated as of February 2, 2007 (the "Administration Agreement"), BNY Mellon provides administration and accounting services for the Fund such as preparing shareholder reports, providing statistical and research data, assisting Roxbury in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds. In addition, BNY Mellon prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by BNY Mellon include determining the net asset value per share of the Fund and maintaining records relating to the securities transactions of the Fund.

The Administration Agreement had an initial three year term. The Administration Agreement shall continue in effect for successive periods of one year unless terminated by either party on not less than 30 days' prior written notice to the other party. For its services, BNY Mellon receives an annual fee of .07% of the Fund's average net assets. BNY Mellon is located at 301 Bellevue Parkway, Wilmington, Delaware 19809.

For the past three fiscal years, the Fund paid the following administrative fees:

12 Months Ended June 30, 2014	12 Months Ended June 30, 2013	12 Months Ended June 30, 2012
$80,710	$77,193	$100,325

ADDITIONAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm. BBD, LLP serves as the independent registered public accounting firm to the Trust providing services which include (1) auditing the annual financial statements for the Fund; and (2) the review of the annual federal income tax returns filed on behalf of the Fund. BBD, LLP is located at 1835 Market Street, Philadelphia, PA 19103.

Legal Counsel. Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, WI 53202, serves as counsel to the Trust.

Custodian. The Bank of New York Mellon, One Wall Street, New York, New York 10286, serves as the Fund's custodian. The custodian's services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the custodian's trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. BNY Mellon Investment Servicing Trust Company receives a fee for its services based on the average daily net assets of the Fund and the number of security transactions of the Fund.

Securities Lending Agent. The Bank of New York Mellon, One Wall Street, New York, New York 10286, serves as the Fund's securities lending agent.

Transfer Agent. BNY Mellon, 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the transfer agent and dividend paying agent.

Subadministrator. Roxbury serves as subadministrator to the Fund pursuant to an administration agreement between Roxbury and the Trust approved by the Board on January 26, 2015. Roxbury previously served as the investment adviser to the Fund. Hood River is a control person of Roxbury. Under the administration agreement, Roxbury provides compliance and administration services to the Trust. Roxbury also provides individuals to serve as officers of the Trust, subject to the approval and oversight of the Board.

DISTRIBUTION OF SHARES

Foreside Fund Services, LLC (the "Distributor"), Three Canal Plaza, Suite 100, Portland, ME 04101, serves as the underwriter of the Fund's shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Distributor distributes shares of the Fund as agent for the Trust. Shares of the Fund are offered continuously.

Under the terms of the Underwriting Agreement, the Distributor agrees to use best efforts to distribute shares of the Fund. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the Fund's investment policies or which securities are to be purchased or sold by the Fund. The Distributor does not currently receive any compensation from the Fund, instead Hood River pays the Distributor directly for any distribution-related services under a separate contractual arrangement.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of Fund shares. With respect to certain financial intermediaries and related fund "supermarket" platform arrangements, the Fund and/or Hood River rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service fees or other fees from parties other than the Distributor.

The Underwriting Agreement became effective July 1, 2012 and had an initial two year term. The Underwriting Agreement shall continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Fund or their shareholders for losses arising in connection with the sale of Fund shares.

The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Fund (i) by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the Fund on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty (60) days' written notice to the Fund.

PORTFOLIO MANAGERS

Other Accounts Managed. The following table provides additional information about other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Fund as of May 31, 2015.

Portfolio Manager(s) jointly and primarily responsible for the day to day management of the Fund's assets	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Hood River Capital Management, LLC
Robert A. Marvin	1	$94.9	0	$0	25	$850	0	$0	0	$0	6	$74.6
Brian P. Smoluch	1	$94.9	0	$0	25	$850	0	$0	0	$0	6	$74.6
David G. Swank	1	$94.9	0	$0	25	$850	0	$0	0	$0	6	$74.6

Material conflicts of interest. Material conflicts of interest that may arise in connection with a portfolio manager's management of the Fund's investments and investments of other accounts managed include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager. The table below discusses potential material conflicts of interest identified by Hood River in connection with the management of the Fund. Additional conflicts of interest may potentially exist or arise that are not discussed below.

Portfolio Managers	Description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments and the investments of the other accounts managed.
Hood River Capital Management LLC • Robert C. Marvin • Brian P. Smoluch • David G. Swank
Hood River understands that potential material conflicts of interest exist in "side-by-side" management. As such, Hood River has procedures on the aggregation and allocation of transactions across accounts managed in the same investment strategy. When possible, Hood River aggregates the same transactions in the same securities for many accounts to enhance execution. Clients in an aggregated transaction each receive the same price per share or unit, but, if they have directed brokerage to a particular broker, they may pay different commissions or may pay or receive a different price.

Certain clients may not be included in certain aggregated transactions because of cash availability, account restrictions, directed brokerage, or tax sensitivity. Hood River utilizes a trade rotation in these situations. The allocation is pro-rata basis within each aggregated group unless the size of the fill is such that a pro-rata allocation is not appropriate.

Hood River's Code of Ethics details additional guidelines and procedures to eliminate potential material conflicts of interest.

Compensation. Following is a description of the structure of, and method used to determine the compensation received by the Fund's portfolio managers or management team members from the Fund, Hood River or any other source with respect to managing the Fund and any other accounts.

Portfolio Managers	Structure of, and method used to determine, the compensation of each Portfolio Manager, including the criteria on which compensation is based
Hood River Capital Management LLC • Robert C. Marvin • Brian P. Smoluch • David G. Swank
Hood River's investment professionals receive a base salary commensurate with their level of experience. Hood River's goal is to maintain competitive base salaries through a review of industry standards, market conditions and salary surveys. Each Portfolio Manager's compensation includes a combination of base salary, a benefits package, and a profit sharing plan linked directly to the net income of Hood River's small-cap growth accounts. Each Portfolio Manager participates in the Small-Cap Growth Fund's division's profit growth through annual profit (bonus) distribution. Compensation is tied to performance in this way.

Ownership of securities. The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Fund as of June 30, 2014.

Portfolio Managers	Dollar Value of Portfolio Shares Beneficially Owned
Robert C. Marvin	$500,001-$1,000,000
Brian P. Smoluch	$500,001-$1,000,000
David G. Swank	$100,001-$500,001

RULE 12b-1 PLAN

Distribution (Rule 12b-1) Plan. The Fund has adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan") on behalf of the Investor Shares of the Fund.

Under the Distribution Plan, the Fund pays a fee to the Distributor and other authorized recipients (the "Distribution Fee") for distribution and shareholder services on behalf of the Investor Shares of the Fund. The Distribution Fee for the Fund is an annual fee at the rate of 0.25% of the Fund's average daily net assets attributable to Investor Shares. The Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Distribution Plan, or to provide certain shareholder services.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred on behalf of Investor Shares of the Fund. Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Investor Shares of the Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a "compensation" plan. The Distributor does not retain any 12b-1 fees for profit. All 12b-1 fees are held in retention for distribution-related expenses.

The Distributor may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Investor Shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Fund shareholders, the printing and mailing of marketing material pertaining to the Fund, and administrative, shareholder services and other support services provided by financial intermediaries.

The Distribution Plan provides that it will continue from year to year upon approval by the majority vote of the Board of Trustees, including a majority of the trustees who are not "interested persons" of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the "Qualified Trustees"), as required by the 1940 Act, cast in person at a meeting called for that purpose. The Distribution Plan also required that the Trustees, who are not "interested persons" of the Fund, select and nominate all other trustees who are not "interested persons" of the Fund. The Distribution Plan may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund's Investor Shares outstanding. All material amendments to a Distribution Plan must be approved by a vote of a majority of the Board of Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distribution Plan requires that the Distributor and/or the Trust's administrator provide to the Board of Trustees, at least quarterly, a written report on the amounts and purpose of any payment made under the Distribution Plan. The Distributor and administrator are also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Board of Trustees to make an informed determination of whether each Distribution Plan should be continued. With the exception of Hood River in its capacity as investment adviser to the Fund, no "interested person" of the Fund, as defined in the 1940 Act, and no Qualified Trustee of the Fund has or had a direct or indirect financial interest in the Distribution Plan or any related agreement.

The Distribution Plan provides for the ability to use Investor Share assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Investor Shares (distribution services) or for the provision of certain shareholder services. The payments made by the Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the Investor Shares of that Fund through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals. Under the Distribution Plan, the Fund may, from time to time, make payments that help defray the expenses incurred by financial intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees. In addition, the Fund may make payments under the Distribution Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Fund's Investor Shares shareholders exceed the Distribution Fees available, these payments are made by Hood River from its own resources, which may include its profits from the advisory fee it receives from the Fund. In addition, the Fund may participate in various "fund supermarkets" in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor's customers without charging the customers a sales charge. In connection with the Fund's participation in such platforms, all or a portion of the Distribution Fee may be used to pay one or more supermarket sponsors a negotiated fee for distributing the Fund's Investor Shares. In addition, in its discretion, Hood River may pay additional fees to such intermediaries from its own assets.

Institutional Shares of the Fund are not subject to the Distribution Plan and do not pay Rule 12b‑1 distribution or shareholder servicing fees.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Hood River places all portfolio transactions on behalf of the Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Debt securities purchased and sold by the Fund are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter. When buying or selling securities, the Fund may pay commissions to brokers who are affiliated with Hood River or the Fund.

During the fiscal years ended June 30, 2014, June 30, 2013 and June 30, 2012, the Fund paid the following brokerage commissions:

12 Months Ended June 30, 2014	12 Months Ended June 30, 2013	12 Months Ended June 30, 2012
$208,084	$180,177	$354,329

Brokerage Selection. The primary objective of Hood River in placing orders on behalf of the Fund for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, Hood River considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Fund or to Hood River.

Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser's overall responsibilities with respect to accounts as to which it exercises investment discretion. The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a higher brokerage commission than those available from another broker.

Research services received from broker-dealers supplement Hood River's own research (and the research of any affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to Hood River since the broker-dealers used by Hood River tend to follow a broad universe of securities and the research provided by such broker-dealers may provide Hood River with a diverse perspective on financial markets. Research services provided to Hood River by broker-dealers are available for the benefit of all accounts managed or advised by Hood River or by its affiliates. Hood River cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services.

During the fiscal year ended June 30, 2014, the Fund directed transactions and paid brokerage commissions because of research services provided in the following amounts:

12 Months Ended June 30, 2014
Commissions Paid	Transactions Directed
$134,121	$111,860,811

Allocation of Portfolio Transactions. Some of Hood River's other clients have investment objectives and programs similar to that of the Fund. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Fund. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of Hood River not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Fund has two classes of shares – Institutional Shares and Investor Shares. The shares of the Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights with respect to election of Trustees, do not have preemptive or subscription rights and are transferable. The Fund and class takes separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for the Fund would be voted upon only by shareholders of the Fund.

The Fund does not hold annual meetings of shareholders. A meeting of shareholders for the purpose of voting upon the question of removal of any Trustee may be called upon the demand of shareholders owning not less than 10% of the Trust's outstanding shares. Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the shares entitled to vote on a matter constitutes a quorum at a meeting of shareholders. Generally, subject to the 1940 Act and the specific provisions of the Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust"), when a quorum is present at any meeting, a majority of the shares voted will decide any questions, except only a plurality vote is necessary to elect Trustees.

The Fund may involuntarily redeem a shareholder's shares: (a) if the shareholder owns shares of the Fund having an aggregate net asset value of less than a minimum value determined from time to time by the Trustees; (b) to the extent that the shareholder owns shares of the Fund equal to or in excess of a maximum percentage of the outstanding shares of such Fund determined from time to time by the Trustees; or (c) to the extent that such shareholder owns shares equal to or in excess of a maximum percentage, determined from time to time by the Trustees, of the outstanding shares of the Trust. In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of the Fund. The Declaration of Trust also provides that if an Officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of the Fund, the Trust may require the shareholder to redeem his or her shares.

The Trust may cause, to the extent consistent with applicable law: (a) the Trust or one or more of its Funds to be merged into or consolidated with another trust, series of another trust or other person; (b) the shares of the Trust or any Fund to be converted into beneficial interests in another trust or series thereof; (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law; or (d) a sale of assets of the Trust or one or more of its Funds. Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present, provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any Fund into beneficial interests in such separate business trust or trusts or series thereof.

Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any other trust, partnership, limited liability company, association or other organization, or any series or class of any thereof, to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to a particular Fund or allocable to a particular class) or to carry on any business in which the Trust directly or indirectly has any interest (any of the foregoing, a "Successor Entity"), and to sell, convey and transfer Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also, without the vote or consent of shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law. However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.

The Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or any Fund or class thereof to recover a judgment in its favor unless (a) shareholders holding at least ten percent (10%) of the outstanding shares of the Trust, Fund or class, as applicable, join in the bringing of such court action, proceeding or claim; and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act, subject to certain additional requirements.

The Declaration of Trust provides that by virtue of becoming a shareholder of the Fund, each shareholder will be held to have expressly assented and agreed to the terms of the Declaration of Trust of the Trust, the By-Laws of the Trust and the resolutions of the Board of Trustees.

The Declaration of Trust provides that the Trust will indemnify and hold harmless each Trustee and Officer of the Trust and each former Trustee and Officer of the Trust (each hereinafter referred to as a "Covered Person") from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person's performance of his or her duties as a Trustee or Officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, if, as to liability to the Trust or its investors, it is finally adjudicated that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the Covered Person's offices. In the case of settlement, such indemnification will be provided if it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such Officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

The Declaration of Trust further provides that (i) the appointment, designation or identification of a Trustee as chairperson of the Board of Trustees or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead Independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the By-Laws of the Trust, a committee charter or a Trust policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof; and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee's rights or entitlement to indemnification.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares of the Fund are as follows:

Individual Retirement Accounts: You may purchase shares of the Fund for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing the Fund IRA, call (800) 497-2960. BNY Mellon Investment Servicing Trust Company, as custodian for each IRA account, receives an annual fee of $12 per Social Security Number, paid directly to BNY Mellon Investment Servicing Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Fund shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $100,000 minimum for Institutional Shares). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Fund shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time), on or about the 20th day of the month. For more information about the Automatic Investment Plan, please call (800) 497-2960.

Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, Hood River or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary their minimum purchase requirements for employees participating in a PIP. For more information regarding PIP call (800) 497-2960.

Redemption of Shares. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the U.S. if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds also may be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature Program ("MSP"). Signature guarantees that are not part of these programs will not be accepted. A signature and a medallion signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

Systematic Withdrawal Plan: If you are a non-institutional investor and you own shares of the Fund with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month. For more information regarding SWP call (800) 497-2960.

Additional Information Regarding Redemptions: If shares to be redeemed represent a recent investment made by check, the Fund reserves the right not to make the redemption proceeds available until they have reasonable grounds to believe that the check has been collected (which could take up to 10 days).

To ensure proper authorization before redeeming Fund shares, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Fund will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed other than customary weekend and holiday closings; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Fund's securities or to determine the value of the Fund's net assets; or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

Pricing of Shares. The net asset value per share of the Fund is determined by dividing the value of the Fund's net assets by the total number of Fund shares outstanding. This determination is made by BNY Mellon, as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) each day the Fund is open for business. The Fund is open for business on days when the Exchange and BNY Mellon are open for business.

In valuing the Fund's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at the official closing price or the last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing ask price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the closing asked and bid quotations on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing ask price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing ask price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the closing bid and ask price for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

DISTRIBUTIONS

Distributions, if any, from the Fund's investment company taxable income and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers, are declared and paid to its shareholders annually.

TAXATION OF THE FUND

General. The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.

The Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its investment company taxable income and net capital gain that it distributes to shareholders. To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly-traded partnerships.

Second, generally, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of any such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any such issuer); and no more than 25% of the value of the Fund's total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies); (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses; or (3) one or more qualified publicly-traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of the Fund's investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Capital Loss Carryforwards. As of June 30, 2014, the Fund had a capital loss carryforward of $7,892,374 for federal income tax purposes, which is available to reduce its future net capital gain until the carryforward expires on June 30, 2018.

Capital loss carryforwards incurred in taxable years beginning after December 22, 2010 can be carried forward indefinitely and will retain their character as short term or long term capital losses. Capital loss carryforwards from years beginning prior to December 22, 2010 expire after eight years. Capital loss carryforwards incurred in taxable years beginning after December 22, 2014 are required to be used before capital loss carryforwards from years beginning prior to that date. This could cause pre-December 22, 2010 loss carryforwards to expire before they can be used.

State and Local Taxes. Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Investments. The tax principles applicable to transactions in certain financial instruments such as futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

PERFORMANCE INFORMATION

The Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.

FINANCIAL STATEMENTS

The audited financial statements of the Fund for the fiscal year ended June 30, 2014, included in the Annual Report to Shareholders dated June 30, 2014 are incorporated into this SAI by reference. The unaudited financial statements for the Fund for the six-month period ended December 31, 2014, included in the Semi-Annual Report to Shareholders dated December 31, 2014 are incorporated into this SAI by reference. No other parts of the Annual Report or Semi-Annual Report are incorporated herein by reference.

APPENDIX A

HOOD RIVER CAPITAL MANAGEMENT LLC
Proxy Voting Policies and Procedures

General Principles
Hood River recognizes its responsibility to vote proxies with respect to securities owned by a client in the economic best interests of its client and without regard to the interests of Hood River or any other client of Hood River.

These Proxy Voting Policies and Procedures ("Policies") apply to securities held in client accounts in which Hood River has direct voting authority. In some cases, the client has requested that Hood River not vote proxies for a particular account. Unless specifically addressed in the investment advisory agreement, Hood River will vote proxies consistent with its fiduciary obligation. The Policies are subject to any proxy voting guideline or direction of a client as long as following the proxy voting guideline or direction is prudent under the circumstances.

Hood River's policy is to exercise its proxy voting discretion absent special circumstances and in accordance with the guidelines set forth in the "Proxy Voting Guidelines". Any changes to the Proxy Voting Guidelines ("Guidelines") must be pre-approved in writing by the Proxy Voting Committee ("Committee").

Voting Process
Hood River votes all proxies on behalf of a client's portfolio in fundamentally driven strategies unless: a) the client requests in writing that Hood River not vote; b) the proxies are associated with unsupervised securities; c) the proxies are associated with securities transferred to Hood River's management then liquidated; d) the costs of voting the proxies outweigh the benefits; or e) the proxy ballot is not received.

The Portfolio Accounting Department ("Portfolio Accounting") is responsible for coordinating the voting of proxies received by Hood River. Portfolio Accounting will forward proxy proposals to the appropriate portfolio manager.

The portfolio manager will review the issues to be voted upon, related information, and the research provided by a proxy research service. The proxy research service also provides customized proxy research consistent with Hood River's policies for accounts with special vote sensitivities, including Taft Hartley accounts. The portfolio manager will make a recommendation as to how the proxy issues should be voted.

As previously stated, Roxbury provides proxy coordination services. To help facilitate this process, a Proxy Committee (the "Committee") was created to provide centralized management of the proxy voting process and makes all proxy voting decisions except under special circumstances as noted below. The Committee is comprised of the Portfolio Accounting Manager, the CCO and at least one Hood River portfolio manager. The Committee:

a)	Supervises the proxy voting process, including the identification and review of potential material conflicts of interest involving Hood River and the proxy voting process with respect to securities owned by a client;
b)	Determines how to vote proxies relating to issues not covered by these Policies; and
c)	Determines when Hood River may deviate from these Policies.

The Committee will review the portfolio manager's recommendation if it differs from the proxy research firm's recommendation per the Guidelines. Following the review of the recommendation, the proxy will be voted according to the majority vote of the Committee. If a Committee member disagrees with the recommendation of the portfolio manager, the reasons for the disagreement will be documented. The Portfolio Accounting department will keep documents of proxy decisions made by the Committee. Since Hood River generally considers the quality of a company's management in making investment decisions, Hood River regularly votes proxies in accordance with the recommendations of a company's management if there is no conflict with shareholder value.

Hood River may determine not to vote proxies with respect to securities of any issuer if it determines it would be in its clients' overall best interests not to vote. Such determination may apply with respect to all client holdings of the securities or only certain specified clients, as Hood River deems appropriate under the circumstances. As an example, the Committee may determine not to vote certain securities positions if, in its judgment, the expense and administrative inconvenience of voting the securities outweigh the benefits to clients.

Hood River uses a proxy-voting agent to ensure that, as much as possible, eligible shares are voted and timely reporting is provided to Hood River and its clients. The Portfolio Accounting department submits proxy votes for a portfolio to the proxy-voting agent if the custodian of the portfolio's assets has a relationship with the agent, the custodian sets up the distribution of ballots properly for Hood River to vote, and the portfolio is set up properly in the proxy-voting agent's system. If Hood River receives ballots from a source other than the proxy-voting agent, Hood River will try to vote them using other means.

Conflicts of Interest
Potential or actual conflicts of interest relating to a particular proxy proposal may be handled in various ways depending on the type and materiality. Depending upon the facts and circumstances of each situation and the requirements of applicable law, options include:

a)	Voting the proxy in accordance with the voting recommendation of an unaffiliated, third-party vendor; or
b)	Voting the proxy pursuant to client direction.

Voting the securities of an issuer in which the following relationships or circumstances exist is deemed to give rise to a material conflict of interest for purposes of these Policies:

a)	The issuer is a client of Hood River and Hood River manages its portfolio or its retirement plan. In such a case, Hood River will obtain an independent, third-party opinion and will follow the recommendation of the third party;

b)	The issuer is an entity in which Hood River or portfolio manager assigned to review the proxy has a relative[1] in management of the issuer or an acquiring company. In such a case, the portfolio manager will not make any vote recommendations and another analyst or portfolio manager will review the proxy. Although the proxy will be re-assigned, the portfolio manager will still be available to answer questions about the issuer from other Committee members;
c)	The issuer is an entity in which a Committee member has a relative in management of the issuer or an acquiring company. In such a case, the Committee member with the conflict will not vote on the proxy and the alternate member of the Committee will vote instead;
d)	The issuer is an entity in which an officer or director of Hood River or a relative of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $500 annually during Hood River's last three fiscal years. In such a case, Hood River will obtain an independent, third-party opinion and will follow the recommendation of the third party;
e)	Another client or prospective client of Hood River, directly or indirectly, conditions future engagement of Hood River on voting proxies with respect to any client's securities on a particular matter in a particular way;
f)	Conflict exists between the interests of an employee benefit plan's portfolio and the plan sponsor's interests. In such a case, Hood River will resolve in favor of the plan's portfolio; or
g)	Any other circumstance in which Hood River's duty to serve its clients' interests, typically referred to as its "duty of loyalty," could be compromised.

Notwithstanding the foregoing, a conflict of interest described above shall not be considered material for the purposes of these Policies with respect to a specific vote or circumstance if:

a)	The securities with respect to which Hood River has the power to vote account for less than 1% of the issuer's outstanding voting securities, but only if: (i) such securities do not represent one of the 10 largest holdings of such issuer's outstanding voting securities; and (ii) such securities do not represent more than 2% of the client's holdings with Hood River; and /or
b)	The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.

For clients that are registered investment companies ("Funds"), in which a material conflict of interest has been identified and the matter is not covered by the Policies, Hood River will disclose the conflict and the Proxy Voting Committee's determination of the manner in which to vote to the Fund's Board or committee of the Board. The Committee's determination will take into account only the interests of the Fund, and the Committee will document the basis for the decision and furnish the documentation to the Fund's Board or committee of the Board.

____________________
1 For the purposes of these Policies, "relative" includes the following family members: spouse, minor children, stepchildren, or children or stepchildren sharing the person's home.

For clients other than Funds, in which a material conflict of interest has been identified and the matter is not covered by the Policies, the Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the recommendations of an independent third party.

Recordkeeping and Retention
Hood River retains records relating to the voting of proxies, including:

a)	A copy of these Policies and any amendments thereto;
b)	A record of each vote cast by Hood River on behalf of clients;
c)	A copy of any document created by Hood River that was material to making a decision on how to vote or that memorialized the basis for that decision; and
d)	A copy of each written request for information on how Hood River voted proxies on behalf of the client, and a copy of any written response by Hood River to any oral or written request for information on how Hood River voted.

Hood River will maintain and preserve these records for such a period of time as required to comply with applicable laws and regulations.

Hood River may rely on proxy statements filed on the SEC's EDGAR system or on proxy statements and records of votes cast by Hood River maintained by a third party, such as a proxy voting service (provided Hood River had obtained an understanding from the third party to provide a copy of the proxy statement or record promptly upon request).

Client Disclosure
Hood River will provide a report of how proxies were voted and a copy of its specific guidelines to those clients who request such information. Requests for proxy information may be sent to the attention of the Proxy Department, Hood River Capital Management LLC, 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343.

FORM N-lA

PART C: OTHER INFORMATION

Item 28.	EXHIBITS.

(a)(1)	Certificate of Trust is incorporated herein by reference to Exhibit (a)(1) of the Registrant's Registration Statement on Form N-1A as filed on May 1, 2006.

(a)(2)	Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of the Registrant's Registration Statement on Form N-1A as filed on October 26, 2007.

(a)(3)	Schedule A to Amended and Restated Agreement and Declaration of Trust is filed herewith.

(b)	By-laws are incorporated herein by reference to Exhibit (b) of the Registrant's Registration Statement on Form N-1A as filed on May 1, 2006.

(c)(1)	Article 3 and Article 7 of Amended and Restated Agreement and Declaration of Trust are incorporated herein by reference to Item 23(a)(3) of the Registrant's Registration Statement on Form N-1A as filed on October 26, 2007.

(c)(2)	Article 3, Article 8 and Article 9 of By-laws are incorporated herein by reference to Item 23(b) of the Registrant's Registration Statement on Form N-1A as filed on May 1, 2006.

(d)(1)	Investment Advisory Agreement between the Registrant and Mar Vista Investment Partners, LLC, dated April 9, 2015, is incorporated herein by reference to Exhibit (d)(1) of the Registrant's Registration Statement on Form N-1A as filed May 22, 2015.

(d)(2)	Investment Advisory Agreement between the Registrant and Hood River Capital Management LLC, dated April 9, 2015, is incorporated herein by reference to Exhibit (d)(2) of the Registrant's Registration Statement on Form N-1A as filed May 22, 2015.

(d)(3)	Expense Limitation Agreement between the Registrant and Mar Vista Investment Partners, LLC, dated January 20, 2015, is incorporated herein by reference to Exhibit (d)(3) of the Registrant's Registration Statement on Form N-1A as filed May 22, 2015.

(d)(4)	Expense Limitation Agreement between the Registrant and Hood River Capital Management LLC, dated May 18, 2015, is incorporated herein by reference to Exhibit (d)(4) of the Registrant's Registration Statement on Form N-1A as filed May 22, 2015.

(d)(5)	Amended Exhibit A to Expense Limitation Agreement between the Registrant and Hood River Capital Management is filed herewith.

(e)(1)	Underwriting Agreement between the Registrant and Professional Funds Distributor, LLC (n/k/a Foreside Fund Services, LLC) is incorporated herein by reference to Exhibit (e) of the Registrant's Registration Statement on Form N-1A as filed on October 26, 2007.

(e)(2)	Underwriting Agreement between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(3) of the Registrant's Registration Statement on Form N-1A as filed October 26, 2012.

(e)(3)	Form of Amended Exhibit A to Underwriting Agreement between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(2) of the Registrant's Registration Statement on Form N-1A as filed October 28, 2011.

(e)(4)	Form of Dealer Agreement between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(4) of the Registrant's Registration Statement on Form N-1A as filed October 26, 2012

(f)	None

(g)	Custodian Services Agreement between the Registrant and The Bank of New York Mellon (as successor to PFPC Trust Company) is incorporated herein by reference to Exhibit (g) of the Registrant's Registration Statement on Form N-1A as filed on October 28, 2009.

(h)(1)	Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (as successor to PFPC, Inc.) is incorporated herein by reference to Exhibit (h)(1) of the Registrant's Registration Statement on Form N-1A as filed on October 28, 2009.

(h)(2)	Amended Exhibit A to the Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (h)(3) of the Registrant's Registration Statement on Form N-1A as filed October 26, 2012.

(h)(3)	Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (as successor to PFPC, Inc.) is incorporated herein by reference to Exhibit (h)(2) of the Registrant's Registration Statement on Form N-1A as filed on October 28, 2009.

(h)(4)	Amended Exhibit A to the Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (h)(4) of the Registrant's Registration Statement on Form N-1A as filed October 26, 2012.

(h)(5)	Power of Attorney is incorporated herein by reference to Exhibit (h)(5) of the Registrant's Registration Statement on Form N-1A as filed May 22, 2015.

(i)(1)	Opinion of Counsel with respect to Institutional Shares of the Hood River Small Cap Growth Fund and Mar Vista Strategic Growth Fund is incorporated herein by reference to Exhibit (i) of the Registrant's Registration Statement on Form N-1A as filed on October 28, 2014.

(i)(2)	Opinion of Counsel with respect to Investor Shares of the Hood River Small Cap Growth Fund is filed herewith.

(j)	Consent of BBD, LLP, Independent Registered Accounting Firm is filed herewith.

(k)	None.

(l)(1)	Share Purchase Agreement is incorporated herein by reference to Exhibit (l) of the Registrant's Registration Statement on Form N-1A as filed on October 26, 2007.

(l)(2)	Share Purchase Agreement with respect to the Mar Vista Strategic Growth Fund (f/k/a Roxbury/Mar Vista Strategic Growth Fund) dated October 31, 2011 is incorporated herein by reference to Exhibit (l)(2) of the Registrant's Registration Statement on Form N-1A as filed October 26, 2012.

(m)	Rule 12b-1 Plan and form of dealer agreement is filed herewith.

(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 is filed herewith.

(p)(1)	Code of Ethics for Mar Vista Investment Partners, LLC is incorporated herein by reference to Exhibit (p)(1) of the Registrant's Registration Statement on Form N-1A as filed May 22, 2015.

(p)(2)	Code of Ethics for Hood River Capital Management LLC is incorporated herein by reference to Exhibit (p)(2) of the Registrant's Registration Statement on Form N-1A as filed May 22, 2015.

(p)(3)	Code of Ethics for Registrant is incorporated herein by reference to Exhibit (p)(3) of the Registrant's Registration Statement on Form N-1A as filed May 22, 2015.

Item 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.

None.

Item 30.	INDEMNIFICATION.

Article 9 of the Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated herein by reference to Exhibit 23(a)(2) of the Registrant's Registration Statement on Form N-1A as filed on October 26, 2007.

The Trust's trustees and officers are insured under a policy of insurance maintained by the Trust against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are a party by reason of having been such trustees or officers.

The Trust and Roxbury Capital Management, LLC ("Roxbury"), the previous investment adviser to the Trust, entered into supplemental liability insurance and indemnification agreements with two former trustees of the Trust's Board of Trustees (the "Board") pursuant to which, among other provisions, the Trust and Roxbury agreed that (a) all rights of indemnification existing in favor of the trustees of the Board under the Trust's Amended and Restated Agreement and Declaration of Trust in effect as of December 10, 2014 shall survive as contractual obligations of Roxbury and the Trust and (b) the Trust shall maintain the levels of trustee liability insurance with the same or better terms and conditions as the insurance policies in force as of December 10, 2014.

The Trust is party to investment advisory agreements with Mar Vista Investment Partners, LLC and Hood River Capital Management LLC (the "Advisers"). Section 8 of the investment advisory agreements provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the agreement, the Advisers shall not be subject to liability to the Trust or a Fund, any Portfolio of the Trust or any of its shareholders for any act or omission in the course of, or connected with, rendering services under the agreement or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust or a Fund.

The Trust is party to an underwriting agreement with Foreside Fund Services, LLC (formerly Professional Funds Distributor, LLC) (the "Distributor"). Section 9 of the underwriting agreement provides that the Trust will indemnify and hold harmless the Distributor and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, reasonable attorneys' fees and disbursements and liabilities arising under the federal securities laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which the Distributor takes in connection with the provision of services to the Trust. Notwithstanding the foregoing, neither the Distributor, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by the Distributor's or its affiliates' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the underwriting agreement or any material breach by the Distributor of the underwriting agreement or any other agreement between the Distributor and the Trust.

The Trust also agrees to indemnify and hold harmless the Distributor, its officers, directors, and employees, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933 (the "1933 Act"), free and harmless (a) from and against any and all claims, costs, expenses (including reasonable attorneys' fees) losses, damages, charges, payments and liabilities of any sort or kind which the Distributor, its officers, directors, employees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact contained in the Trust's Registration Statement, Prospectus, Statement of Additional Information, or sales literature (including amendments and supplements thereto), or (ii) any omission, or alleged omission, to state a material fact required to be stated in the Trust's Registration Statement, Prospectus, Statement of Additional Information or sales literature (including amendments or supplements thereto), necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance on and in conformity with information furnished to the Trust by the Distributor or its affiliated persons for use in the Trust's Registration Statement, Prospectus, or Statement of Additional Information or sales literature (including amendments or supplements thereto), such indemnification is not applicable; and (b) from and against any and all such claims, demands, liabilities and expenses (including such costs and counsel fees) which the Trust, its officers and trustees, or such controlling person, may incur in connection with the underwriting agreement or the Distributor's performance thereunder (but excluding such claims, demands, liabilities and expenses (including such costs and counsel fees) arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in any Registration Statement or any Prospectus or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in either any Registration Statement or any Prospectus or necessary to make the statements in either thereof not misleading), unless such claims, demands, liabilities and expenses (including such costs and counsel fees) arise by reason of the Distributor's willful misfeasance, bad faith or gross negligence in the performance of the Distributor's duties under the underwriting agreement. The Trust acknowledges and agrees that in the event that the Distributor, at the request of the Trust, is required to give indemnification comparable to that set forth in this paragraph to any broker-dealer selling shares of the Trust or servicing agent servicing the shareholders of the Trust and such broker-dealer or servicing agent shall make a claim for indemnification against the Distributor, the Distributor shall make a similar claim for indemnification against the Trust.

Item 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Hood River Capital Management LLC ("Hood River") is the investment adviser to the Hood River Small-Cap Growth Fund. Set forth below is a list of principal officers and directors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position with Hood River	Other Substantial Business, Profession, Vocation or Employment
Brian P. Smoluch	Board Member, Chief Executive Officer	None
Robert C. Marvin	Board Member, Chairman and Secretary	None
David G. Swank	Board Member, President and Chief Investment Officer	None
Robert A. Schmaltz	Chief Compliance Officer	Chief Operating Officer and Chief Compliance Officer, Roxbury Capital Management, LLC

Mar Vista Investment Partners, LLC ("Mar Vista") is the investment adviser to the Mar Vista Strategic Growth Fund. Set forth below is a list of the principal officers and directors of Mar Vista, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position with Mar Vista	Other Substantial Business, Profession, Vocation or Employment
Silas A. Myers	Chief Executive Officer, Chairman, Manager	None
Brian L. Massey	President, Manager	None
Josh J. Honeycutt	Manager	None
Robert A. Schmaltz	Chief Compliance Officer	Chief Operating Officer and Chief Compliance Officer, Roxbury Capital Management, LLC

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the "Distributor") serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Absolute Shares Trust
2.	AdvisorShares Trust
3.	American Beacon Funds
4.	American Beacon Select Funds
5.	Ark ETF Trust
6.	Avenue Mutual Funds Trust
7.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
8.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
9.	Bridgeway Funds, Inc.
10.	Broadmark Funds
11.	Calamos ETF Trust
12.	Cane Alternative Strategies Fund, Series of Northern Lights Fund Trust III
13.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
14.	Carlyle Select Trust
15.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
16.	Context Capital Funds
17.	Direxion Shares ETF Trust
18.	Evanston Alternative Opportunities Fund
19.	Exchange Traded Concepts Trust II
20.	FlexShares Trust
21.	Forum Funds
22.	Forum Funds II
23.	FQF Trust
24.	FSI Low Beta Absolute Return Fund
25.	Gottex Trust
26.	Henderson Global Funds
27.	Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)
28.	Horizons ETF Trust
29.	Infinity Core Alternative Fund
30.	Ironwood Institutional Multi-Strategy Fund LLC
31.	Ironwood Multi-Strategy Fund LLC
32.	Manor Investment Funds
33.	Nomura Partners Funds, Inc.
34.	Outlook Funds Trust
35.	Palmer Square Opportunistic Income Fund
36.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
37.	Pine Grove Alternative Fund
38.	Pine Grove Alternative Institutional Fund
39.	Plan Investment Fund, Inc.
40.	PMC Funds, Series of Trust for Professional Managers
41.	Precidian ETFs Trust
42.	Quaker Investment Trust
43.	Renaissance Capital Greenwich Funds
44.	RevenueShares ETF Trust
45.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
46.	Salient MF Trust
47.	SharesPost 100 Fund LLC
48.	Sound Shore Fund, Inc.

49.	Steben Alternative Investment Funds
50.	Steben Select Multi-Strategy Fund
51.	The 504 Fund
52.	The Roxbury Funds
53.	Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust
54.	Turner Funds
55.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
56.	Wintergreen Fund, Inc.

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant's principal underwriter. The Distributor's main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

Item 32(c)	Not applicable.

Item 33.	LOCATION OF ACCOUNTS AND RECORDS.

(1)	The Bank of New York Mellon, One Wall Street, New York, New York 10286 (records relating to its functions as custodian).

(2)	Foreside Fund Services, LLC, Three Canal Plaza Suite 100 Portland, Maine 04101 (records relating to its functions as distributor).

(3)	BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrator and accounting agent and with respect to minute books).

(4)	BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its function as transfer agent and dividend disbursing agent).

(5)	Roxbury Capital Management, LLC, 6001 Shady Oak Road, Suite 200, Minnetonka, Minnesota 55343 (records relating to its functions as subadministrator and predecessor investment adviser).

(6)	Hood River Capital Management LLC, 1 South West Columbia Street, Suite 630, Portland, Oregon 97258 (records relating to its function as investment adviser).

(7)	Mar Vista Investment Partners, LLC, 11150 Santa Monica Boulevard, Suite 320, Los Angeles, California 90025 (records relating to its function as investment adviser).

Item 34.	MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.	UNDERTAKINGS.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Minnetonka and State of Minnesota, on the 6th day of July, 2015.

THE ROXBURY FUNDS

By:	/s/ Jon R. Foust
Name:	Jon R. Foust
Title:	President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

* Steven N. Marshman	Trustee and Chairman	July 6, 2015
Steven N. Marshman

* Gaylord B. Lyman	Trustee	July 6, 2015
Gaylord B. Lyman

/s/ Jon R. Foust	President (Principal Executive Officer)	July 6, 2015
Jon R. Foust

/s/ Brooke Clements	Treasurer (Principal Financial Officer and	July 6, 2015
Brooke Clements	Principal Accounting Officer)

*By:	/s/ Jon R. Foust
Jon R. Foust Attorney-In-Fact (pursuant to Power of Attorney filed as Exhibit (h)(5) of the Registrant's Registration Statement on Form N-1A as filed on May 22, 2015)

EXHIBIT INDEX

Exhibit No.	Description
(a)(3)	Schedule A to Amended and Restated Agreement and Declaration of Trust
(d)(5)	Amended Exhibit A to Expense Limitation Agreement between the Registrant and Hood River Capital Management
(i)(2)	Opinion of Counsel with respect to Investor Shares of the Hood River Small Cap Growth Fund
(j)	Consent of BBD, LLP, Independent Registered Accounting Firm
(m)	Rule 12b-1 Plan and form of dealer agreement
(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3